Income (Loss) From Continuing Operations Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Geographic Reporting Disclosure [Line Items]
Taiwan Operations	$ (13,177)	$ (13,158)	$ (33,077)
Non-Taiwan operations	10,475	8,095	(1,605)
Income (loss) from continuing operations before income taxes	$ (2,702)	$ (5,063)	$ (34,682)